NEWMONT EQUITY AND INCOME (LOSS) PER SHARE - Additional Information (Details) - 2017 Convertible Senior Notes, net - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2007
Convertible Debt - impact on earnings (loss) per share
Debt issued			$ 575
Common shares
Convertible Debt - impact on earnings (loss) per share
Convertible debt, number of additional shares included in diluted weighted-average shares	0	0